COMMON STOCK (Details) - USD ($)		12 Months Ended
	Apr. 15, 2010	Dec. 31, 2016	Dec. 26, 2015	Dec. 27, 2014	Oct. 14, 2010	Nov. 14, 2001
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 2,208,000	$ 1,846,000	$ 1,919,000
Income tax benefit from share-based compensation		1,100,000	900,000	900,000
Cash received from option exercises and share issuances under plans		500,000	1,100,000	500,000
Tax benefits from non-qualified stock options exercised		$ 0	$ 370,000	$ 319,000
Stock Repurchase Program [Abstract]
Shares authorized for repurchase (in shares)					2,000,000	2,500,000.0
Repurchase of shares (in shares)		0	13,613	105,012
Cumulative total authorized shares available for repurchase (in shares)		2,900,000
Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate from fair market value on purchase date (in hundredths)		85.00%
Stock Retainer Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Multiplier of retainer fee (in hundredths)		110.00%
Stock Retainer Plan expense		$ 700,000	$ 600,000	$ 600,000
LTSIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for LTSIP (in shares)	1,000,000
Unused shares from prior plans (in shares)	1,600,000
Additional shares authorized per year, maximum (in shares)	200,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense of stock options		$ 0	$ 0	$ 0